INCOME TAXES - Temporary differences and tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Deferred tax liabilities	$ (2,199)	$ (2,194)
Net deferred income tax liabilities	(4,536)	(4,682)
Tax losses carried forward
Income Taxes [Line Items]
Deferred income tax assets	17,567	18,968
Withholding tax liability [Member]
Income Taxes [Line Items]
Deferred tax liabilities	(2,199)	(2,194)
Property, plant and equipment.
Income Taxes [Line Items]
Deferred tax liabilities	(19,684)	(20,298)
Other Taxable Temporary Differences [Member]
Income Taxes [Line Items]
Deferred tax liabilities	$ (220)	$ (1,158)